Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Future minimum lease payments
2017	$ 1,828
2018	1,874
2019	1,640
2020	1,661
2021 and thereafter	2,379
Total minimum lease payments	$ 9,382